SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                 -----------------

                                 CLASSES A AND C
                          DWS Short Duration Plus Fund

Effective October 1, 2007, the following sections of the fund's prospectus are replaced as follows:

The second footnote to the Fee Table in the "How Much Investors Pay" section of the fund's prospectus is replaced as follows:

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class -- Class A shares") may be subject to a contingent deferred sales charge of 0.50% if redeemed within 12 months of purchase.

The following replaces the sales charge table under "Choosing a Share Class -- Class A shares":


                                Front-end sales             Front-end sales
                                charge as a % of          charge as a % of your
  Your investment             offering price(1),(2)          investment(2)net
----------------------------------------------------------------------------------
  Up to $100,000                      2.75%                      2.83%
----------------------------------------------------------------------------------
  $100,000 - $249,999                  2.50                       2.56
----------------------------------------------------------------------------------
  $250,000 or more                  see below                  see below
----------------------------------------------------------------------------------

(1)  The offering price includes the sales charge.

(2) Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.

The following replaces the Large Order NAV Purchase Privilege disclosure under "Choosing a Share Class - Class A shares":

If you're investing $250,000 or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge ("Large Order NAV Purchase Privilege"). However, you may be charged a contingent deferred sales charge (CDSC) of 0.50% on any shares you sell within 12 months of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

September 14, 2007
DSDP-3602



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

The following replaces the disclosure under "Choosing a Share Class -- Class C shares":

Orders to purchase Class C shares of $250,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans.
















               Please Retain This Supplement for Future Reference.

September 14, 2007
DSDP-3602

  Supplement to the currently effective Statement of Additional Information for the fund:

              -----------------------------------------------------

DWS Short Duration Plus Fund

Effective October 1, 2007, the following sections under "Purchase and Redemption of Shares" in the Fund's statement of additional information are replaced as follows:

The following replaces related disclosure under "Purchases - Financial Services Firms' Compensation":

DWS-SDI may at its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the Fund in accordance with the Large Order NAV Purchase Privilege and one of the three compensation schedules up to the following amounts:

                Compensation Schedule #1:                       Compensation Schedule #2: DWS Scudder
                --------------------------                      -------------------------------------
         Retail Sales and DWS Scudder Flex Plan(1)                        Retirement Plans(2)
         --------------------------------------                           ------------------
                                                                                            As a
            Amount of              As a Percentage of Net         Amount of           Percentage of Net
           Shares Sold                   Asset Value             Shares Sold             Asset Value
           -----------                   -----------             -----------             -----------

$250,000 to $50 million                     0.50%           Over $3 million              0.00%-0.50%
Over $50 million                            0.25%                     --                       --

      Compensation Schedule #3: DWS Scudder Choice Plan(3)
      -------------------------------------------------

            Amount of                 As a Percentage of Net
           Shares Sold                      Asset Value
           -----------                      -----------

All amounts                                    0.85%

(1) For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, DWS-SDI will consider the cumulative amount invested by the purchaser in the Fund and other DWS Funds including purchases pursuant to the "Combined
         Purchases," "Letter of Intent" and "Cumulative Discount" features referred to below.
(2) Compensation Schedule 2 applies to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance with DWS-SDI and its affiliates.
(3)      DWS-SDI compensates UBS Financial 0.50%.

The following replaces the sales charge table under "Class A Purchases":

---------------------------------- -------------------------- ------------------------ ----------------------
                                                                                        Allowed to Dealers
                                      As a Percentage of      As a Percentage of Net    as a Percentage of
Amount of Purchase                    Offering Price*, **         Asset Value***          Offering Price
---------------------------------- -------------------------- ------------------------ ----------------------
Less than $100,000                 2.75%                      2.83%                    2.25%
---------------------------------- -------------------------- ------------------------ ----------------------
$100,000 but less than $250,000    2.50                       2.56                     2.00
---------------------------------- -------------------------- ------------------------ ----------------------
$250,000 and over                  0.00****                   0.00****                 0.00*****
---------------------------------- -------------------------- ------------------------ ----------------------

*     The Offering Price includes the sales charge.

** Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.

***   Rounded to the nearest one-hundredth percent.

**** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***** Commission is payable by DWS-SDI as discussed above.

The following replaces disclosure under "Class A Purchases":

For purposes of the Combined Purchases, Letter of Intent and Cumulative Discount features described above, employer sponsored employee benefit plans using the Flex subaccount record keeping system available through ADP, Inc. under an alliance with SDI and its affiliates may include: (a) Money Market Funds as "DWS Funds", (b) all classes of shares of any DWS Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system. Once eligible plan assets under this provision reach the $1,000,000 threshold ($250,000 threshold in the case of DWS Short Duration Plus Fund and DWS Short-Term Municipal Bond Fund for the Large Order NAV Purchase Privilege), a later decline in assets below the $1,000,000 threshold ($250,000 threshold in the case of DWS Short Duration Plus Fund and DWS Short-Term Municipal Bond Fund) will not affect the plan's ability to continue to purchase Class A shares at net asset value.

The following replaces item (j) under "Class A NAV Sales":

(j) investors investing $250,000 or more, either as a lump sum or through the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above (collectively, the "Large Order NAV Purchase Privilege"). The Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is available.

The following replaces disclosure under "Class A Purchases":

Multi-Class Suitability. DWS-SDI has established the following procedures regarding the purchase of Class A, Class B and Class C shares. Orders to purchase Class B shares of $100,000 or more and orders to purchase Class C shares of $250,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares will be held in an omnibus account and employer-sponsored employee benefit plans using the subaccount record keeping system ("System") maintained for DWS-branded plans under an alliance with DWS-SDI and its affiliates ("DWS Scudder Flex Plans" and "DWS Scudder Choice Plans").



               Please Retain This Supplement for Future Reference



September 14, 2007